Note 2 - Basis of Presentation, Principles of Consolidation, and Significant Accounting Policies (Details Textual) $ in Thousands, shares in Millions		3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 29, 2021	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Number of Operating Segments								1		1
Net Income (Loss) Attributable to Parent, Total		$ (5,609)	$ (5,976)	$ (7,915)	$ (8,611)	$ (6,777)	$ (6,867)	$ (19,500)	$ (22,255)	$ (29,025)	$ (15,894)
Net Cash Provided by (Used in) Operating Activities, Total								(18,694)	$ (20,383)	(27,639)	(18,951)
Retained Earnings (Accumulated Deficit), Total		(121,335)						(121,335)		(101,835)	(72,810)
Cash and Cash Equivalents, at Carrying Value, Total		$ 24,579						$ 24,579		43,145	$ 70,903
Legal Fees										$ 2,400
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares) | shares		8.5			6.0			7.0	5.2	5.5	4.3
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	6